Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition

3. Revenue Recognition

The Company recognizes revenue upon transfer of control of goods or services to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company may collect sales taxes and other taxes from customers on behalf of governmental authorities at the time of sale as required. These taxes are accounted for on a net basis and are not included in revenues or cost of sales.

The Company’s revenue is disaggregated within the condensed consolidated statements of operations and is generated from customers throughout the United States. The Company recognizes revenue at a point in time as described below.

Retail Vehicle Revenue

The Company sells used vehicles to its retail customers through its ecommerce platform and TDA retail location. The transaction price for used vehicles is a fixed amount as set forth within the customer contract at the time of sale. Customers frequently trade-in their existing vehicle to apply toward the transaction price of a used vehicle. Trade-in vehicles represent non-cash consideration which the Company measures at fair value based on external and internal market data for each specific vehicle. The Company satisfies its performance obligation and recognizes revenue for used vehicle sales generally at a point in time when the vehicles are delivered to the customer for ecommerce sales or picked up by the customer for TDA sales. The revenue recognized by the Company includes the agreed upon transaction price, including any delivery charges stated within the customer contract. Revenue excludes any sales taxes, title and registration fees, and other government fees that are collected from customers.

The Company receives payment for used vehicle sales directly from the customer at the time of sale or from third-party financial institutions within a short period of time following the sale if the customer obtains financing. Payments received prior to delivery or pick-up of used vehicles are recorded as “Deferred revenue” within the condensed consolidated balance sheets.

The Company offers a return policy for used vehicle sales and establishes a provision for estimated returns based on historical information and current trends. The reserve for estimated returns is presented gross on the condensed consolidated balance sheets, with an asset recorded in “Prepaid expenses and other current assets” and a refund liability recorded in “Other current liabilities.”

Wholesale Vehicle Revenue

The Company sells vehicles that do not meet its retail sales criteria through third-party wholesale auctions. Vehicles sold at auction are acquired from customers who trade-in their vehicles when making a purchase from the Company and also from customers who sell their vehicles to the Company in direct-buy transactions. The transaction price for wholesale vehicles is a fixed amount that is determined at the auction. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales at a point in time when the vehicle is sold at auction. The transaction price is typically due and collected within a short period of time following the vehicle sales.

Product Revenue

The Company’s product revenue consists of fees earned on selling extended warranty contracts, guaranteed asset protection (“GAP”) and wheel and tire coverage. The Company sells these products pursuant to arrangements with the third parties that provide these products and are responsible for their fulfillment. The Company concluded that it is an agent for these transactions because it does not control the products before they are transferred to the customer. The Company recognizes product revenues on a net basis when the customer enters into an arrangement for the products, which is typically at the time of a used vehicle sale.

Customers may enter into a retail installment sales contract to finance the purchase of used vehicles. The Company sells these contracts on a non-recourse basis to various financial institutions. The Company receives a fee from the financial institution based on the difference between the interest rate charged to the customer that purchased the used vehicle and the interest rate set by the financial institution. These fees are recognized upon sale and assignment of the installment sales contract to the financial institution, which occurs concurrently at the time of a used vehicle sale.

A portion of the fees earned on these products is subject to chargebacks in the event of early termination, default, or prepayment of the contracts by end-customers. The Company’s exposure for these events is limited to the fees that it receives. An estimated refund liability for chargebacks against the revenue recognized from sales of these products is recorded in the period in which the related revenue is recognized and is based primarily on the Company’s historical chargeback experience. The Company updates its estimates at each reporting date. As of December 31, 2019 and June 30, 2020, the Company’s reserve for chargebacks was $3.3 million and $4.1 million, respectively, of which $1.8 million and $2.2 million, respectively, are included within “Accrued expenses” and $1.5 million and $1.9 million, respectively, are included in “Other long-term liabilities.”

The Company also is contractually entitled to receive profit-sharing revenues based on the performance of the extended warranty policies once a required claims period has passed. The Company recognizes profit-sharing revenues to the extent it is probable that it will not result in a significant revenue reversal. The Company estimates the revenue based on historical claims and cancellation data from its customers, as well as other qualitative assumptions. The Company reassesses the estimate at each reporting period with any changes reflected as an adjustment to revenues in the period identified. As of December 31, 2019 and June 30, 2020, the Company recognized $6.9 million and $8.5 million, respectively, related to cumulative profit-sharing payments to which it expects to be entitled, of which $0.3 million and $0.8 million, respectively, are included within “Prepaid expenses and other current assets” and $6.6 million and $7.7 million, respectively, are included within “Other assets.”

Other Revenue

Other revenue primarily consists of labor and parts revenue earned by the Company for vehicle repair services at TDA.

Contract Costs

The Company has elected, as a practical expedient, to expense sales commissions when incurred because the amortization period would have been less than one year. These costs are recorded within “Selling, general and administrative expenses” in the condensed consolidated statements of operations.

3. Revenue Recognition

The Company recognizes revenue upon transfer of control of goods or services to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company may collect sales taxes and other taxes from customers on behalf of governmental authorities at the time of sale as required. These taxes are accounted for on a net basis and are not included in revenues or cost of sales.

The Company’s revenue is disaggregated within the consolidated statements of operations and is generated from customers throughout the United States. The Company recognizes revenue at a point in time as described below.

Retail Vehicle Revenue

The Company sells used vehicles to its retail customers through its ecommerce platform and TDA retail location. The transaction price for used vehicles is a fixed amount as set forth within the customer contract at the time of sale. Customers frequently trade-in their existing vehicle to apply toward the transaction price of a used vehicle. Trade-in vehicles represent non-cash consideration which the Company measures at fair value based on external and internal market data for each specific vehicle. The Company satisfies its performance obligation and recognizes revenue for used vehicle sales generally at a point in time when the vehicles are delivered to the customer for ecommerce sales or picked up by the customer for TDA sales. The revenue recognized by the Company includes the agreed upon transaction price, including any delivery charges stated within the customer contract. Revenue excludes any sales taxes, title and registration fees, and other government fees that are collected from customers.

The Company receives payment for used vehicle sales directly from the customer at the time of sale or from third-party financial institutions within a short period of time following the sale if the customer obtains financing. Payments received prior to delivery or pick-up of used vehicles are recorded as “Deferred revenue” within the consolidated balance sheets.

The Company offers a return policy for used vehicle sales and establishes a provision for estimated returns based on historical information and current trends. The reserve for estimated returns is presented gross on the consolidated balance sheets, with an asset recorded in “Prepaid expenses and other current assets” and a refund liability recorded in “Other current liabilities.”

Wholesale Vehicle Revenue

The Company sells vehicles that do not meet its retail sales criteria through third-party wholesale auctions. Vehicles sold at auction are acquired from customers who trade-in their vehicles when making a purchase from the Company and also from customers who sell their vehicles to the Company in direct-buy transactions. The transaction price for wholesale vehicles is a fixed amount that is determined at the auction. The Company satisfies it performance obligation and recognizes revenue for wholesale vehicle sales at a point in time when the vehicle is sold at auction. The transaction price is typically due and collected within a short period of time following the vehicle sales.

Product Revenue

The Company’s product revenue consists of fees earned on selling extended warranty contracts, guaranteed asset protection (“GAP”) insurance policies and tire and wheel insurance policies. The Company sells these products pursuant to arrangements with the third parties that provide these products and are responsible for their fulfillment. The Company concluded that it is an agent for these transactions because it does not control the products before they are transferred to the customer. The Company recognizes product revenues on a net basis when the customer enters into an arrangement for the products, which is typically at the time of a used vehicle sale.

Customers may enter into a retail installment sales contract to finance the purchase of used vehicles. The Company sells these contracts on a non-recourse basis to various financial institutions. The Company receives a fee from the financial institution based on the difference between the interest rate charged to the customer that purchased the used vehicle and the interest rate set by the financial institution. These fees are recognized upon sale and assignment of the installment sales contract to the financial institution, which occurs concurrently at the time of a used vehicle sale.

A portion of the fees earned on these products is subject to chargebacks in the event of early termination, default, or prepayment of the contracts by end-customers. The Company’s exposure for these events is limited to the fees that it receives. An estimated refund liability for chargebacks against the revenue recognized from sales of these products is recorded in the period in which the related revenue is recognized and is based primarily on the Company’s historical chargeback experience. The Company updates its estimates at each reporting date. As of December 31, 2018 and 2019, the Company’s reserve for chargebacks was $1.7 million and $3.3 million, respectively, of which $1.3 million and $1.8 million, respectively, are included within “Accrued expenses” and $0.4 million and $1.5 million, respectively, are included in “Other long-term liabilities.”

The Company also is contractually entitled to receive profit-sharing revenues based on the performance of the extended warranty insurance policies once a required claims period has passed. The Company recognizes profit-sharing revenues to the extent it is probable that it will not result in a significant revenue reversal. The Company estimates the revenue based on historical claims and cancellation data from its customers, as well as other qualitative assumptions. The Company reassesses the estimate at each reporting period with any changes reflected as an adjustment to revenues in the period identified. As of December 31, 2018 and 2019, the Company recognized $4.2 million and $6.9 million, respectively, related to cumulative profit-sharing payments to which it expects to be entitled, of which $0.1 million and $0.3 million, respectively, are included within “Prepaid expenses and other current assets” and $4.1 million and $6.6 million, respectively, are included within “Other assets.”

Other Revenue

Other revenue primarily consists of labor and parts revenue earned by the Company for vehicle repair services at TDA.

Contract Costs

The Company has elected, as a practical expedient, to expense sales commissions when incurred because the amortization period would have been less than one year. These costs are recorded within “Selling general and administrative expenses” in the consolidated statements of operations.